KEELEY Mid Cap Dividend Value Fund
Schedule of Investments—June 30, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.6%
Automotive: Parts and Accessories  — 2.6%
27,516 Allison Transmission Holdings Inc. ................. $ 1,553,553
17,415 Autoliv Inc. ......................................................... 1,480,972
3,034,525
Broadcasting  — 1.2%
8,645 Nexstar Media Group Inc. ................................ 1,439,825
Building and Construction  — 5.1%
25,907 Fortune Brands Innovations Inc. ...................... 1,864,009
28,390 KB Home ............................................................ 1,468,047
16,042 Knife River Corp.† ............................................. 697,827
8,442 Vulcan Materials Co. ......................................... 1,903,164
5,933,047
Business Services  — 5.1%
20,573 Lamar Advertising Co., Cl. A, REIT ................. 2,041,870
18,010 Omnicom Group Inc. ......................................... 1,713,651
10,250 RB Global Inc. .................................................... 615,000
45,144 STAG Industrial Inc., REIT ............................... 1,619,767
5,990,288
Computer Software and Services  — 2.7%
96,130 Gen Digital Inc. .................................................. 1,783,211
15,276 TD SYNNEX Corp. ............................................ 1,435,944
3,219,155
Consumer Products  — 4.2%
23,194 Brunswick Corp. ................................................ 2,009,528
14,464 Columbia Sportswear Co. ................................. 1,117,200
27,034 Hasbro Inc. ......................................................... 1,750,992
4,877,720
Consumer Services  — 1.4%
24,099 Equity LifeStyle Properties Inc., REIT .............. 1,611,982
Containers and Packaging  — 0.8%
247,197 Ardagh Metal Packaging SA ............................. 929,461
Diversified Industrial  — 9.1%
16,356 Cabot Corp. ........................................................ 1,094,053
18,418 Crane Co. ............................................................ 1,641,412
18,914 Crane NXT Co. ................................................... 1,067,506
15,581 ITT Inc. ............................................................... 1,452,305
24,737 Jabil Inc. .............................................................. 2,669,865
52,727 nVent Electric plc ............................................... 2,724,404
10,649,545
Electronics  — 4.7%
6,771 Agilent Technologies Inc. .................................. 814,213
12,581 Dolby Laboratories Inc., Cl. A .......................... 1,052,778
16,444 Skyworks Solutions Inc. .................................... 1,820,186
10,420 WESCO International Inc. ................................. 1,865,805
5,552,982
Energy and Utilities  — 14.0%
20,748 Black Hills Corp. ................................................ 1,250,274
48,118 ChampionX Corp. .............................................. 1,493,583
17,198 Chesapeake Energy Corp. ................................. 1,439,129
11,826 Diamondback Energy Inc. ................................. 1,553,463
26,094 Evergy Inc. ......................................................... 1,524,412
42,452 Exelon Corp. ....................................................... 1,729,494
74,206 MDU Resources Group Inc. .............................. 1,553,874
41,849 NRG Energy Inc. ................................................ 1,564,734
4,749 Pioneer Natural Resources Co. ......................... 983,898
13,976 Southwest Gas Holdings Inc. ............................ 889,572
Shares
Market
Value
49,038 UGI Corp. ........................................................... $ 1,322,555
8,787 Valero Energy Corp. .......................................... 1,030,715
16,335,703
Equipment and Supplies  — 1.3%
16,134 The Timken Co. .................................................. 1,476,745
Financial Services  — 15.0%
40,483 Air Lease Corp. .................................................. 1,694,214
3,478 Ameriprise Financial Inc. .................................. 1,155,252
3,529 Arthur J. Gallagher & Co. ................................. 774,863
45,527 Columbia Banking System Inc. ......................... 923,288
22,167 Comerica Inc. ..................................................... 938,994
14,550 Discover Financial Services ............................... 1,700,167
60,508 Equitable Holdings Inc. ..................................... 1,643,397
21,324 Popular Inc. ........................................................ 1,290,528
21,324 Prosperity Bancshares Inc. ................................ 1,204,380
6,193 Reinsurance Group of America Inc. ................. 858,907
18,267 SouthState Corp. ................................................ 1,201,969
41,868 Synovus Financial Corp. ................................... 1,266,507
73,900 Virtu Financial Inc., Cl. A .................................. 1,262,951
23,481 Voya Financial Inc. ............................................ 1,683,822
17,599,239
Food and Beverage  — 4.2%
30,409 Conagra Brands Inc. .......................................... 1,025,392
14,225 Lamb Weston Holdings Inc. ............................. 1,635,164
33,854 Molson Coors Beverage Co., Cl. B .................... 2,228,947
4,889,503
Health Care  — 8.4%
3,097 Chemed Corp. .................................................... 1,677,552
20,364 Embecta Corp. .................................................... 439,862
22,777 Encompass Health Corp. .................................. 1,542,231
48,026 Organon & Co. ................................................... 999,421
45,380 Perrigo Co. plc ................................................... 1,540,651
21,296 The Ensign Group Inc. ...................................... 2,032,916
9,797 Universal Health Services Inc., Cl. B ................ 1,545,673
9,778,306
Hotels and Gaming  — 3.3%
7,855 Marriott Vacations Worldwide Corp. .............. 963,965
57,626 VICI Properties Inc., REIT ................................. 1,811,185
16,568 Wyndham Hotels & Resorts Inc. ...................... 1,136,068
3,911,218
Machinery  — 3.6%
27,199 BWX Technologies Inc. ...................................... 1,946,633
19,160 Oshkosh Corp. ................................................... 1,659,064
3,950 Regal Rexnord Corp. ......................................... 607,905
4,213,602
Metals and Mining  — 1.5%
12,392 Franco-Nevada Corp. ........................................ 1,767,099
Real Estate  — 0.6%
29,967 Highwoods Properties Inc., REIT ..................... 716,511
Retail  — 4.7%
39,302 Bath & Body Works Inc. .................................... 1,473,825
79,957 Brixmor Property Group Inc., REIT ................. 1,759,054
19,585 PVH Corp. .......................................................... 1,664,138
35,352 Victoria's Secret & Co.† ..................................... 616,185
5,513,202
Specialty Chemicals  — 5.1%
10,078 Ashland Inc. ....................................................... 875,879

KEELEY Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
11,597 FMC Corp. .......................................................... $ 1,210,031
30,922 Olin Corp. ........................................................... 1,589,082
14,278 RPM International Inc. ...................................... 1,281,165
25,932 Valvoline Inc. ..................................................... 972,709
5,928,866
TOTAL COMMON STOCKS ......................... 115,368,524
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.4%
$ 1,680,000 U.S. Treasury Bills,
4.930% to 5.168%††,
07/06/23 to 09/14/23 ........................................ 1,668,581
TOTAL INVESTMENTS — 100.0%
(Cost $87,211,377) ........................................... $ 117,037,105
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust